UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1886

Seligman Capital Fund, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/08

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Capital Fund, Inc.
Schedule of Investments (unaudited)
September 30, 2008

	Shares or Principal Amount		Value
Common Stocks 96.0%
Aerospace and Defense 1.0%
Raytheon	54,700	shs.	$2,926,997

Airlines 1.3%
Delta Air Lines*	508,300		3,786,835

Auto Components 1.0%
Goodyear Tire & Rubber*	186,400		2,853,784

Biotechnology 3.9%
Acorda Therapeutics*	66,900		1,595,565
Cephalon*	82,200		6,369,678
Vertex Pharmaceuticals*	94,400		3,137,856

			11,103,099

Capital Markets 3.3%
Federated Investors (Class B)	39,300		1,133,805
Janus Capital Group	73,200		1,777,296
Lazard (Class A)	58,500		2,501,460
Northern Trust	55,400		3,999,880

			9,412,441

Chemicals 2.7%
Intrepid Potash*	43,600		1,314,104
The Mosaic	50,100		3,407,802
Syngenta (ADR)	71,000		3,004,720

			7,726,626

Commercial Services and Supplies 0.8%
Clean Harbors*	35,200		2,377,760

Communications Equipment 4.9%
Comverse Technology*	338,000		3,234,660
F5 Networks*	235,200		5,498,976
Research In Motion*	79,300		5,416,190

			14,149,826

Construction and Engineering 3.3%
Foster Wheeler*	99,800		3,603,778
Quanta Services*	213,000		5,753,130

			9,356,908

Diversified Consumer Services 2.5%
H&R Block	66,500		1,512,875
Corinthian Colleges*	375,900		5,638,500

			7,151,375

Diversified Telecommunication Services 0.5%
Qwest Communications International	435,100		1,405,373

Electric Utilities 2.7%
ITC Holdings	147,400		7,630,898

Electrical Equipment 1.2%
Energy Conversion Devices*	59,100		3,442,575

Electronic Equipment, Instruments and Components 1.2%
Itron*	40,500		3,585,465

Energy Equipment and Services 9.4%
Diamond Offshore Drilling	58,600		6,039,316
National Oilwell Varco*	48,400		2,431,132
Noble	177,100		7,774,690
Parker Drilling*	289,400		2,320,988
Smith International	69,734		4,089,202
Weatherford International*	175,300		4,407,042

			27,062,370

Food and Staples Retailing 1.1%
Rite Aid*	3,930,600		3,301,704

Food Products 0.7%
Bunge	32,900		2,078,622

Health Care Equipment and Supplies 2.6%
Hologic*	219,000		4,233,270
Nuvasive*	64,500		3,181,785

			7,415,055

Health Care Providers and Services 4.7%
Express Scripts*	91,300		6,739,766
Health Net*	151,400		3,573,040
Quest Diagnostics	63,800		3,296,546

			13,609,352

Hotels, Restaurants and Leisure 4.4%
Bally Technologies*	134,200		4,063,576
Life Time Fitness*	277,000		8,661,790

			12,725,366

Household Durables 1.2%
Newell Rubbermaid	208,500		3,598,710

Industrial Conglomerates 0.8%
McDermott International*	86,000		2,197,300

Internet Software and Services 5.1%
Equinix*	42,400		2,945,104
SAVVIS*	875,168		11,762,258

			14,707,362

Life Sciences Tools and Services 3.1%
Illumina*	120,900		4,900,077
Waters*	70,400		4,095,872

			8,995,949

Machinery 3.1%
AGCO*	64,400		2,744,084
Joy Global	39,000		1,760,460
Lindsay	60,400		4,394,100

			8,898,644

Media 0.7%
Marvel Entertainment*	62,400		2,130,336

Metals and Mining 0.4%
Freeport-McMoRan Copper & Gold	21,100		1,199,535

Multi-Utilities 0.8%
Public Service Enterprise Group	65,900		2,160,861

Multiline Retail 0.9%
Kohl’s*	58,500		2,695,680

Oil, Gas and Consumable Fuels 1.9%
Goodrich Petroleum*	46,000		2,005,140
Massey Energy	94,900		3,385,083

			5,390,223

Pharmaceuticals 3.3%
Mylan*	378,800		4,325,896
Sepracor*	283,200		5,185,392

			9,511,288

Real Estate Investment Trusts 0.8%
Annaly Capital Management	161,000		2,165,450

Semiconductors and Semiconductor Equipment 4.5%
Marvell Technology Group*	730,100		6,789,930
Microsemi*	245,700		6,260,436

			13,050,366

Software 9.9%
Activision Blizzard*	762,200		11,760,746
BMC Software*	224,300		6,421,709
Macrovision Solutions*	671,511		10,327,839

			28,510,294

Specialty Retail 4.6%
Abercrombie & Fitch (Class A)	150,700		5,945,115
Dick’s Sporting Goods*	120,600		2,361,348
Guess?	143,100		4,978,449

			13,284,912

Wireless Telecommunication Services 1.7%
NII Holdings*	70,300		2,665,776
SBA Communications (Class A)*	88,300		2,284,321

			4,950,097

Total Common Stocks			276,549,438

Short-Term Holdings 5.6%
Fixed Time Deposit 3.3%
Citibank, Nassau, 1.5%, 10/1/2008	$9,602,000		9,602,000

Repurchase Agreement 2.3%
State Street Bank 0.05%, dated 9/30/2008, maturing 10/1/2008, in the amount of $6,631,009, collateralized by: $6,840,000 US Treasury Bills 1.19%, 12/26/2008, with a fair value of $6,831,450	6,631,000		6,631,000

Total Short-Term Holdings			16,233,000

Total Investments 101.6%			292,782,438

Other Assets Less Liabilities (1.6)%			(4,724,954)

Net Assets 100.0%			$288,057,484

______________

* Non-income producing security.

ADR – American Depositary Receipts.

The cost of investments for federal income tax purposes was $377,662,416. The tax basis gross appreciation and depreciation of portfolio securities were $3,369,519 and $88,249,497, respectively. Net unrealized depreciation was $84,879,978.

Notes to Schedule of Investments (unaudited)

Security Valuation – Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

Fair Value Measurements – On January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” SFAS 157 establishes a three-tier hierarchy to classify the assumptions, referred to as inputs, used in valuation techniques (see Security Valuation above) to measure fair value of the Fund’s investments. These inputs are summarized in three broad levels: Level 1 – quoted prices in active markets for identical investments; Level 2 – other significant observable inputs (including quoted prices in inactive markets or for similar investments); and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value). The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

The following is a summary of the value of the Fund’s investments as of September 30, 2008 based on the level of inputs used:

Valuation Inputs	Value
Level 1 - Quoted Prices	$276,549,438
Level 2 - Other Significant Observable Inputs	16,233,000
Level 3 - Significant Unobservable Inputs	0

Total	$292,782,438

Risk – To the extent that the Fund invests a substantial percentage of its assets in an industry, the Fund’s performance may be negatively affected if that industry falls out of favor. Stocks of mid-capitalization companies may be subject to above-average market fluctuations.

Subsequent Events – On November 7, 2008, RiverSource Investments, LLC (“RiverSource Investments”), a wholly owned subsidiary of Ameriprise Financial, Inc., announced the closing of its acquisition (the “Acquisition”) of the Fund’s investment manager. With the Acquisition completed and shareholders of the Fund having previously approved (at a Special Meeting held on November 3, 2008) a new investment management services agreement between the Fund and RiverSource Investments, RiverSource Investments is the new investment manager of the Fund effective November 7, 2008.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN CAPITAL FUND, INC.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ PATRICK T. BANNIGAN
Patrick T. Bannigan
President and Chief Executive Officer

Date:	November 24, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Treasurer and Chief Financial Officer

Date:	November 24, 2008

SELIGMAN CAPITAL FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.